Disposal of wholly owned subsidiary (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Disposal Of Wholly Owned Subsidiary [Line Items]
Cash and cash equivalents	$ 4,154
Trade and other receivables	1,012,013
Property, plant and equipment	9,297,970
Land use right	2,850,240
Trade and other payables	(13,879,652)
Net Liabilities	(715,275)
Consideration received	10,518,189
Less: Amount required repaying toDanyangBeijiate	(10,055,371)
Gain on disposal	$ 1,178,093